Consolidated Statements of Other Comprehensive Income - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Others Comprehensive Income [Abstract]
Reserve from debt instruments at fair value through other comprehensive income	$ 401	$ 358	$ 377
Foreign currency translation reserve	13,266	4,829	19,812
Reserve from derivatives	4	4	4
Share in other comprehensive loss of companies accounted for at equity, net	(1,995)	(2,057)	(2,115)
Accumulated other comprehensive income (loss)	$ 11,676	$ 3,134	$ 18,078